Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net loss for the year	$ (23,169)	$ (24,532)	$ (15,018)
Adjustments for non-cash items	(323)	541	1,583
Interest received	13
Interest paid	(172)	(25)	(30)
Income taxes received	754	846	812
Cash flow from operating activities before changes in working capital	(22,897)	(23,170)	(12,653)
Cash flow from changes in working capital:
Changes in net working capital	(2,877)	1,237	215
Net cash used in operating activities	(25,774)	(21,933)	(12,438)
Investing activities:
Investment in intangible assets		(60)	(35)
Purchase of property and equipment	(292)	(1,300)	(149)
Payment of non-current financial assets - leasehold deposits	24	30	(209)
Net cash (used in)/provided by investing activities	(268)	(1,330)	(393)
Financing activities:
Proceeds from issuance of shares and exercise of warrants, less underwriter discounts	428	53,854	9,019
Transaction costs related to issuance of shares		(3,760)	(128)
Proceeds from borrowings	7,849
Repayment of borrowings	(119)	(63)
Leasing installments	(305)	(226)	(74)
Net cash provided by/ (used in) financing activities	7,853	49,805	8,817
Net increase/ (decrease) in cash and cash equivalents	(18,189)	26,542	(4,014)
Cash and cash equivalents at January 1	32,166	5,834	9,559
Exchange rate adjustments on cash and cash equivalents	(793)	(210)	288
Cash and cash equivalents at December 31	13,184	32,166	5,834
Non-cash investing and financing activities
Acquisition of property and equipment through loan from lessor	$ 84
Capitalized intangible assets included in trade payables			$ 60
Acquisition of property and equipment included in trade payables		$ 90